Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Stockholders' Equity [Abstract]
Stockholders' Equity

7. Stockholders’ Equity

Common Stock

On March 7, 2014, the Company issued 2,898,030 units, each consisting of one share of common stock and one warrant to purchase one share of common stock, to individual investors as part of the 2014 Financing Transactions (see Note 2). The units have a down-round provision to the stockholders in the event that the Company sells units similar to those in the previous offering at a price below $1.00 per share. The down-round provision expires upon the earlier of the effectiveness of a registration statement with the SEC or one year after the issuance date.

Additionally during the quarter ended March 31, 2014, the Company issued an aggregate of 35,000 shares of its common stock in lieu of cash for services and for technology acquired from a collaborative partner. As of March 31, 2014, 27,869,863 shares of common stock are outstanding.

Stock Options

The following summarizes the outstanding common stock options and related activity for the three months ended March 31, 2014:

	Number of Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Life (Years)

Outstanding as of December 31, 2013	3,865,440	$0.34	6.98
Granted	2,319,263	0.70	9.95
Exercised	—	—
Forfeited	—	—

Outstanding as of March 31, 2014	6,184,703	0.48	7.39

Exercisable as of March 31, 2014	4,201,370	0.34	6.27

As of March 31, 2014, options to purchase 1,668,266 shares of common stock under the Plan were available for future grant. The following summarizes information about stock options outstanding as of March 31, 2014:

Exercise Price	Number of Options Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number of Options Exercisable	Weighted Average Exercise Price

$ 0.06 - $0.08	902,600	5.13	$0.08	902,600	$0.08
$ 0.15 - $0.19	2,072,840	5.32	0.17	2,072,840	0.17
$0.70	2,319,263	9.95	0.70	707,597	0.70
$1.00	890,000	7.84	1.00	518,333	1.00

	6,184,703	7.39	0.48	4,201,370	0.34

As of March 31, 2014, the aggregate intrinsic value of outstanding and exercisable stock options was $3,245,404 and $2,761,905, respectively.

Stock-based compensation for the three months ended March 31, 2014 and 2013 was $248,822 and $25,438, respectively. As of March 31, 2014, the Company had $696,499 of unrecognized stock-based compensation expense related to non-vested awards that is expected to be recognized over a weighted-average period of 2.89 years.

The fair value of each stock-based compensation award granted during the three months ended March 31, 2014 was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions:

Risk-free interest rate	2.07%
Expected stock price volatility	71.05%
Expected dividend yield	0%
Expected life of options	6.26 years

Warrants

In January 2014, the Company issued a warrant to purchase 50,000 shares of common stock to a business consulting firm (see Note 8).

On March 7, 2014, the Company issued warrants to purchase 2,898,030 shares of common stock as a result of the first tranche of the 2014 Financing Transactions (see Note 2). The warrants have an initial exercise price of $1.00 per share, have up to a four-year life, are exercisable immediately, and have down-round protection in the event that the Company subsequently sells similar units at a price less than $1.00 per share (see Note 6).

As of March 31, 2014, 15,252,548 warrants to purchase common stock had been issued and were outstanding with exercise prices ranging from $.046 to $2.75 per share and terms ranging from two to seven years. The weighted average warrant exercise price is $1.33 and the weighted average remaining life is 4.16 years.

7. Stockholders’ Equity

Common Stock

As of December 31, 2013, the Company is authorized to issue 100,000,000 shares of common stock, of which 24,936,833 shares were outstanding. In addition, 836,667 shares of common stock have been reserved for issuance pursuant to the Company’s 2011 Stock Incentive Plan, as amended, as well as to permit the exercise in full of all outstanding warrants.

Holders of shares of common stock are entitled to cast one vote for each share held at all stockholders’ meetings for all purposes, including the election of directors. The common stock does not have cumulative voting rights.

Preferred Stock

As of December 31, 2013, the Company was authorized to issue 10,000,000 shares of preferred stock; however, no shares of preferred stock have been issued to date

Stock Options

2002 Stock Option Plan

In April 2002, the Q Therapeutics’ Board of Directors approved the Q Therapeutics 2002 Stock Incentive Plan (the 2002 Plan) and in February 2003, the holders of a majority of the outstanding voting capital stock of Q Therapeutics approved the 2002 Plan. The 2002 Plan permits the grant of incentive stock options, non-qualified stock options and restricted stock.

All but 228,472 options available for award under the 2002 Plan have been granted. By Board authorization on December 6, 2011, the Board added the 228,472 shares available but unissued pursuant to the 2002 Plan to the authorized/reserved option pool for the 2011 Plan (discussed below). As of December 31, 2013, 2,975,440 options were outstanding and issued under the 2002 Plan.

2011 Equity Incentive Compensation Plan

In connection with the Merger, on October 13, 2011, the Board of Directors and stockholders approved the Q Holdings 2011 Equity Incentive Compensation Plan (the 2011 Plan). Subject to the provisions of the 2011 Plan, a designated committee (Committee) of the Board of Directors (or if none, the Board) may, from time to time, in its sole discretion select from among eligible employees, non-employee directors and consultants those to whom awards shall be granted under the 2011 Plan, and shall determine in its discretion the nature, terms, conditions and amount of each award, subject to the terms of the 2011 Plan. The term of the 2011 Plan commenced on October 13, 2011 (the Effective Date) and remains in effect, subject to the right of the Committee or the Board to amend or terminate the 2011 Plan at any time pursuant to the 2011 Plan, until the earlier of (i) the tenth anniversary of the Effective Date, or (ii) all shares subject to the 2011 Plan have been purchased or acquired according to the 2011 Plan’s provisions.

The 2011 Plan initially provided for a reservation pool of up to 1,500,000 shares of common stock reserved for issuance pursuant to the 2011 Plan. By Board authorization on December 6, 2011, the Board voted to add the remaining 228,472 shares available but unissued pursuant to the 2002 Plan to the authorized/reserved option pool for the 2011 Plan, bringing the 2011 Plan pool to 1,728,472 shares of common stock reserved for issuance pursuant to the 2011 Plan. Additionally, the Board also resolved to roll over all forfeited or expired awards made under the 2002 Plan into the 2011 Plan.

On December 18, 2012, the Board of Directors approved, subject to stockholder approval, the addition of 3,000,000 shares to the 2011 Plan. On May 6, 2013, stockholders representing 69% of the issued and outstanding voting and common stock of the Company accepted the Board of Directors’ recommendation and provided their written consent to approve the additional 3,000,000 shares under the Plan, increasing the number of shares from 1,877,529 to 4,877,529 shares. As of December 31, 2013, 890,000 options had been issued under the 2011 Plan with 3,987,529 options available for future grant.

The following sets forth the outstanding common stock options and related activity for the years ended December 31, 2013 and 2012:

				Weighted
	Number	Weighted	Weighted	Average
	of	Average	Average	Remaining
	Options	Grant Date	Exercise	Contractual
	Outstanding	Fair Value	Price	Life (Years)
Outstanding as of December 31, 2011	3,156,948	$0.10	$0.14	7.23
Granted	890,000	0.62	1.00
Exercised	(32,451)	0.10	0.06
Forfeited	(149,057)	0.10	0.08

Outstanding as of December 31, 2012	3,865,440	0.22	0.34	6.94
Granted	—	—	—
Exercised	—	—	—
Forfeited	—	—	—

Outstanding as of December 31, 2013	3,865,440	$0.22	$0.34	6.06

Exercisable options as of December 31, 2012	3,175,803	$0.14	$0.21	6.55
Vested during the year ended December 31, 2012	517,254	0.35	0.58
Vested and expected to vest at December 31, 2012	3,693,029	0.21	0.31
Non-vested options at December 31, 2012	689,637	0.58	0.94
Exercisable options as of December 31, 2013	3,441,273	0.17	0.26	5.72
Vested during the year ended December 31, 2013	265,470	0.53	0.85
Vested and expected to vest at December 31, 2013	3,813,747	0.33	0.33
Non-vested options at December 31, 2013	206,772	0.62	1.00

The Company determines the expected term of its stock option awards by using the simplified method, which assumes each vesting tranche of the award has a term equal to the midpoint between when the award vests and when the award expires. Expected volatility is calculated by weighting the stock price of similar industry public companies equivalent to the expected term of each grant. The risk-free interest rate for the expected term of each option granted is based on the U.S. Treasury securities rate in effect at the time of the grant with the period that approximates the expected term of the option.

For the year ended December 31, 2013, the Company did not grant any options. However, as of December 31, 2013, 836,667 options to purchase common stock had been reserved for grants that have not been issued.

The aggregate intrinsic value of outstanding stock options and the aggregate intrinsic value of outstanding exercisable stock options as of December 31, 2013, was $2,549,625. No stock options were exercised during 2013. The aggregate intrinsic value of outstanding stock options and the aggregate intrinsic value of outstanding exercisable stock options as of December 31, 2012 was $2,549,625 and $2,510,883, respectively. The aggregate intrinsic value of stock options exercised as of December 31, 2012 was $30,651.

Stock-based compensation for the years ended December 31, 2013 and 2012 was $101,753 and $160,237, respectively. As of December 31, 2013, the Company had $194,485 of unrecognized stock-based compensation expense related to non-vested awards that will be recognized over a weighted average period of 2.02 years.

Warrants

The following summarizes information about stock warrants as of December 31, 2013, all of which are exercisable:

		Weighted	Weighted
		Average	Average
	Number	Exercise	Remaining
	of	Price	Life	Intrinsic
	Warrants	Per Share	in Years	Value
Outstanding as of December 31, 2011	11,560,518	$1.39	6.51	$216,710
Granted	419,000	1.49	—	—
Exercised	—	—	—	—
Forfeited	—	—	—	—

Outstanding as of December 31, 2012	11,979,518	1.40	5.52	216,710
Granted	325,000	1.77	—	—
Exercised	—	—	—	—
Forfeited	—	—	—	—

Outstanding and exercisable as of December 31, 2013	12,304,518	$1.41	4.44	$216,710

The following table presents information related to outstanding stock warrants as of December 31, 2013, all of which are exercisable:

Warrants Outstanding and Exercisable
		Weighted Average
	Number of	Remaining Life in
Exercise Price	Warrants	Years
$0.05	132,797	1.1
0.53	192,242	1.1
1.00	5,844,691	4.9
1.01	75,000	4.6
1.04	823,347	1.1
1.20	41,750	3
1.25	62,500	1
1.75	62,500	1.3
2.00	4,944,691	4.9
2.25	62,500	1.5
2.75	62,500	1.8

	12,304,518	4.4